Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of linkage and interest rates
Loan currency	Weighted interest rate as of December 31, 2020	December 31,
	%	2020	2019

NIS	3.33%	$2,031	$2,705

Less - current maturities		815	664

		$1,216	$2,041

Schedule of maturities of long-term debt
December 31, 2020
Payment schedule
2021	815
2022	667
2023	549
Total	$2,031